Property and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	September 30,
	2025	2024
Machinery	$15,957,448	$17,298,485
Office equipment	40,666	51,589
Electronic equipment	117,727	135,014
Vehicle	38,319	13,242
Park facilities	31,183,127	31,679,750
Subtotal	47,337,287	49,178,080
Less: Accumulated depreciation	(22,683,199)	(20,565,140)
Total	$24,654,088	$28,612,940

Depreciation expense included in general and administration expenses for the fiscal years ended September 30, 2025, 2024 and 2023 was $276, $979 and $1,230, respectively. Depreciation expense included in cost of sales for the fiscal years ended September 30, 2025, 2024 and 2023 was $ 3,237,894, $3,682,045 and $3,365,574 respectively.